Multimanager International Equity Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

Expense Example - Multimanager International Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	131	409	708	1,556
Class B Shares	131	409	708	1,556